Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Xos, Inc. [Member]
Redeemable Convertible Preferred Stock (Tables) [Line Items]
Schedule of warrant outstanding
Expected dividend yield	0%
Standard deviation of share price	0.80
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$ 8.50